PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 2,254	$ 3,805
25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,570)	(1,440)
25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(430)	(350)
25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,590	1,640
25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	470	380
5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,560	1,380
5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,550)	(1,380)
North America | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,110)	(1,050)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(360)	(280)
North America | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,170	1,160
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	390	310
North America | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,010	900
North America | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,000)	(900)
Colombia | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(310)	(240)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(70)	(70)
Colombia | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	260	330
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	80	70
Colombia | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	440	410
Colombia | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (440)	$ (410)
Brazil | Concession asset
Changes in Property Plant And Equipment [Line Items]
One time lease renewal term	30 years
Estimated service lives	35 years	31 years
Brazil | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (100)	$ (90)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	110	90
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	110	70
Brazil | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(110)	(70)
Europe | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(50)	(60)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	50	60
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 0	$ 0